SHARE-BASED COMPENSATION (Details) - Schedule of Activity in Share Options - Share Options [Member] - ¥ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION (Details) - Schedule of Activity in Share Options [Line Items]
Number of Options, Outstanding Beginning (in Shares)	8,909,319	20,049,284
Weighted Average Exercise Price, Outstanding Beginning	¥ 17.61	¥ 8.82
Weighted Average Grant-date Fair Value, Outstanding Beginning	¥ 31.02	¥ 42.57
Number of Options, Granted (in Shares)
Weighted Average Exercise Price, Granted
Weighted Average Grant-date Fair Value, Granted
Number of Options, Exercised (in Shares)		(4,142,985)
Weighted Average Exercise Price, Exercised		¥ 0
Weighted Average Grant-date Fair Value, Exercised		¥ 27.02
Number of Options, Forfeited (in Shares)	(646,300)	(6,996,980)
Weighted Average Exercise Price, Forfeited	¥ 14.72	¥ 9.31
Weighted Average Grant-date Fair Value, Forfeited	¥ 74.32	¥ 72.27
Number of Options, Outstanding Ending (in Shares)	8,263,019	8,909,319
Weighted Average Exercise Price, Outstanding Ending	¥ 17.83	¥ 17.61
Weighted Average Grant-date Fair Value, Outstanding Ending	¥ 29.39	¥ 31.02